Business Combinations - Summary of fair values of assets acquired and liabilities assumed (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025 CNY (¥)	Jul. 31, 2025 USD ($)	Nov. 30, 2023 CNY (¥)
UFACTORY [Member]
Business Combination [Line Items]
Business combination assets acquired and liabilities assumed cash and cash equivalents and inventories		¥ 96,031	$ 13,732
Business combination assets acquired and liabilities assumed accounts payable, accrued expenses and other current liabilities		¥ 4,956	$ 708
UFACTORY [Member] | Minimum [Member]
Business Combination [Line Items]
Business combination amortization period	4 years
UFACTORY [Member] | Maximum [Member]
Business Combination [Line Items]
Business combination amortization period	10 years
Beijing OrionStar [Member]
Business Combination [Line Items]
Business combination cash and cash equivalent, inventories, equity method investment, deferred tax assets and investment in equity investees				¥ 221,898
Business combination accounts payable, deferred revenue, due to related parties				¥ 121,366
Business combination amortization period	8 years